Goodwill and Intangible Assets, Net (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment charge			$ 4.9
Non-cash Impairment charge	$ 3.5		6.7
Indefinite-lived trade amount		$ 16.3	17.6
Impairment expense			1.6
Amortization expense		$ 5.8	$ 5.5